Note 29 Treasury Stock (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Treasury stock [Line Items]
Percentage treasury stock	0.108%	0.008%	0.138%
Top of range [member]
Treasury stock [Line Items]
Percentage treasury stock	1.922%	0.464%	0.746%
Closing range [Member]
Treasury stock [Line Items]
Percentage treasury stock	1.914%	0.215%	0.213%